Financial Statement Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 1,073	$ 817
Advance payments to vendors	961	666
Prepaid rent and other	503	12
Other receivables	2,260	329
Total prepaid expenses and other current assets	$ 4,797	$ 1,824